Segmented information (Tables)	6 Months Ended
Feb. 28, 2025
Segmented Information
Schedule of revenue

Revenue	Three months ended February 28, 2025	Three months ended February 29, 2024	Six months ended February 28, 2025	Six months ended February 29, 2024
Tanzania	$9,107	$7,984	$21,635	$17,388
Total revenue	$9,107	$7,984	$21,635	$17,388

Schedule of non-current assets

Non-current assets	February 28, 2025	August 31, 2024
Canada	$24	$36
Tanzania	87,657	81,040
Total non-current assets	$87,681	$81,076